INVESTMENTS IN ASSOCIATES AND JOINT VENTURES - Voting right percentage (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of associates [line items]
Book value	$ 1,429,186	$ 1,288,641
Associates
Disclosure of associates [line items]
Book value	$ 1,429,186	$ 1,288,641	$ 1,419,296	$ 1,170,435
Gas Natural de Lima y Callao S.A. - Calidda
Disclosure of associates [line items]
Ownership interest	40.00%	40.00%
Book value	$ 699,910	$ 614,577
Gases del Caribe S.A. E.S.P.
Disclosure of associates [line items]
Ownership interest	31.00%	31.00%
Book value	$ 348,946	$ 328,661
Credibanco S.A.
Disclosure of associates [line items]
Ownership interest	25.00%	25.00%
Book value	$ 216,185	$ 210,399
Redeban Multicolor S.A.
Disclosure of associates [line items]
Ownership interest	20.00%	20.00%
Book value	$ 47,967	$ 41,562
A.C.H Colombia S.A.
Disclosure of associates [line items]
Ownership interest	34.00%	34.00%
Book value	$ 39,182	$ 32,580
Aerocali S.A.
Disclosure of associates [line items]
Ownership interest	50.00%	50.00%
Book value	$ 35,507	$ 24,389
ADL Digital Lab S.A.S.
Disclosure of associates [line items]
Ownership interest	34.00%	34.00%
Book value	$ 17,756	$ 12,231
Colombiana de Extrusion S.A. - Extrucol
Disclosure of associates [line items]
Ownership interest	30.00%	30.00%
Book value	$ 14,484	$ 14,507
Servicios de Identidad Digital S.A.S.
Disclosure of associates [line items]
Ownership interest	33.00%	33.00%
Book value	$ 4,911	$ 4,039
Energia Eficiente S.A.
Disclosure of associates [line items]
Ownership interest	33.00%	33.00%
Book value	$ 2,249	$ 3,485
Metrex S.A.
Disclosure of associates [line items]
Ownership interest	18.00%	18.00%
Book value	$ 2,089	$ 2,211